Shareholder Fees - AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS INC	Dec. 01, 2025 USD ($)
STRATEGIC ALLOCATION: CONSERVATIVE FUND | STRATEGIC ALLOCATION: CONSERVATIVE FUND INVESTOR CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 25
STRATEGIC ALLOCATION: CONSERVATIVE FUND | STRATEGIC ALLOCATION: CONSERVATIVE FUND I CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
STRATEGIC ALLOCATION: CONSERVATIVE FUND | STRATEGIC ALLOCATION: CONSERVATIVE FUND, A Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]
Maximum Account Fee	$ 0
STRATEGIC ALLOCATION: CONSERVATIVE FUND | STRATEGIC ALLOCATION: CONSERVATIVE FUND C CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Maximum Account Fee	$ 0
STRATEGIC ALLOCATION: CONSERVATIVE FUND | STRATEGIC ALLOCATION: CONSERVATIVE FUND R CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
STRATEGIC ALLOCATION: CONSERVATIVE FUND | STRATEGIC ALLOCATION: CONSERVATIVE FUND R5 CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
STRATEGIC ALLOCATION: CONSERVATIVE FUND | STRATEGIC ALLOCATION: CONSERVATIVE FUND R6 CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
STRATEGIC ALLOCATION: MODERATE FUND | STRATEGIC ALLOCATION: MODERATE FUND INVESTOR CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 25
STRATEGIC ALLOCATION: MODERATE FUND | STRATEGIC ALLOCATION: MODERATE FUND I CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
STRATEGIC ALLOCATION: MODERATE FUND | STRATEGIC ALLOCATION: MODERATE FUND A CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[2]
Maximum Account Fee	$ 0
STRATEGIC ALLOCATION: MODERATE FUND | STRATEGIC ALLOCATION: MODERATE FUND C CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Maximum Account Fee	$ 0
STRATEGIC ALLOCATION: MODERATE FUND | STRATEGIC ALLOCATION: MODERATE FUND R CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
STRATEGIC ALLOCATION: MODERATE FUND | STRATEGIC ALLOCATION: MODERATE FUND R5 CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
STRATEGIC ALLOCATION: MODERATE FUND | STRATEGIC ALLOCATION: MODERATE FUND R6 CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
STRATEGIC ALLOCATION: AGGRESSIVE FUND | STRATEGIC ALLOCATION: AGGRESSIVE FUND INVESTOR CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 25
STRATEGIC ALLOCATION: AGGRESSIVE FUND | STRATEGIC ALLOCATION: AGGRESSIVE FUND I CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
STRATEGIC ALLOCATION: AGGRESSIVE FUND | STRATEGIC ALLOCATION: AGGRESSIVE FUND A CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[3]
Maximum Account Fee	$ 0
STRATEGIC ALLOCATION: AGGRESSIVE FUND | STRATEGIC ALLOCATION: AGGRESSIVE FUND C CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Maximum Account Fee	$ 0
STRATEGIC ALLOCATION: AGGRESSIVE FUND | STRATEGIC ALLOCATION: AGGRESSIVE FUND R CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
STRATEGIC ALLOCATION: AGGRESSIVE FUND | STRATEGIC ALLOCATION: AGGRESSIVE FUND R5 CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
STRATEGIC ALLOCATION: AGGRESSIVE FUND | STRATEGIC ALLOCATION: AGGRESSIVE FUND R6 CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0

[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[2]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[3]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.